FAIR VALUE (Details 1) - USD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Balance at the beginning of the period	$ 10,158,514	$ 10,523,000	$ 9,282,000
Changes in fair value	6,250,878		1,265,852
Disposal	(9,038,358)
Foreign exchange difference	414,966	(364,486)	(24,852)
Balance at the end of the period	$ 7,786,000	$ 10,158,514	$ 10,523,000